Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2020
Entity Registrant Name	dei_EntityRegistrantName	Procure ETF Trust II
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Entity Central Index Key	dei_EntityCentralIndexKey	0001727398
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020